PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya VACS Index Series S Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.6%
Communication Services: 9.0%
443,558
Alphabet, Inc. - Class A
$ 68,591,809
1.9
359,486  Alphabet, Inc. - Class
C
56,162,498
1.5
545,849
AT&T, Inc.
15,436,610
0.4
7,340
(1)
Charter
Communications, Inc.
- Class A
2,705,010
0.1
286,801  Comcast Corp. - Class
A
10,582,957
0.3
18,035
Electronic Arts, Inc.
2,606,418
0.1
16,566
Fox Corp. - Class A
937,636
0.0
10,032
Fox Corp. - Class B
528,787
0.0
28,327  Interpublic Group of
Cos., Inc.
769,361
0.0
11,924
(1)
Live Nation
Entertainment, Inc.
1,557,036
0.0
19,094
Match Group, Inc.
595,733
0.0
166,526  Meta Platforms, Inc.
- Class A
95,978,925
2.6
32,528
(1)
Netflix, Inc.
30,333,336
0.8
28,748
News Corp. - Class A
782,521
0.0
8,495
News Corp. - Class B
257,993
0.0
14,942
Omnicom Group, Inc.
1,238,841
0.0
45,242  Paramount Global
- Class B
541,094
0.0
12,482
(1)
Take-Two Interactive
Software, Inc.
2,586,895
0.1
5,063  TKO Group Holdings,
Inc.
773,677
0.0
36,465
T-Mobile US, Inc.
9,725,580
0.3
320,118  Verizon
Communications, Inc.
14,520,552
0.4
137,469
Walt Disney Co.
13,568,190
0.4
169,757
(1)
Warner Bros
Discovery, Inc.
1,821,493
0.1
332,602,952
9.0
Consumer Discretionary: 10.2%
32,917
(1)
Airbnb, Inc. - Class A
3,932,265
0.1
717,234
(1)
Amazon.com, Inc.
136,460,941
3.7
17,448
(1)
Aptiv PLC
1,038,156
0.0
1,276
(1)
AutoZone, Inc.
4,865,107
0.1
14,794
Best Buy Co., Inc.
1,088,986
0.0
2,517
Booking Holdings, Inc.
11,595,593
0.3
16,158
(1)
Caesars
Entertainment, Inc.
403,950
0.0
11,695
(1)
CarMax, Inc.
911,274
0.0
79,676
(1)
Carnival Corp.
1,556,072
0.0
103,064
(1)
Chipotle Mexican Grill,
Inc.
5,174,843
0.1
21,566
D.R. Horton, Inc.
2,741,686
0.1
8,908  Darden Restaurants,
Inc.
1,850,726
0.1
11,541
(1)
Deckers Outdoor Corp.
1,290,399
0.0
16,724
Dollar General Corp.
1,470,541
0.0
15,371
(1)
Dollar Tree, Inc.
1,153,901
0.0
2,626
Domino's Pizza, Inc.
1,206,516
0.0
25,798
(1)
DoorDash, Inc. - Class
A
4,715,101
0.1
36,425
eBay, Inc.
2,467,065
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
9,379
Expedia Group, Inc.
$ 1,576,610
0.1
296,004
Ford Motor Co.
2,968,920
0.1
11,682
Garmin Ltd.
2,536,513
0.1
75,663
General Motors Co.
3,558,431
0.1
10,573
Genuine Parts Co.
1,259,667
0.0
9,972
Hasbro, Inc.
613,178
0.0
18,296  Hilton Worldwide
Holdings, Inc.
4,163,255
0.1
75,538
Home Depot, Inc.
27,683,922
0.8
26,131  Las Vegas Sands
Corp.
1,009,441
0.0
17,757
Lennar Corp. - Class A
2,038,149
0.1
19,768
LKQ Corp.
840,931
0.0
42,938
Lowe's Cos., Inc.
10,014,430
0.3
8,520
(1)
Lululemon Athletica,
Inc.
2,411,671
0.1
17,401  Marriott International,
Inc. - Class A
4,144,918
0.1
54,494
McDonald's Corp.
17,022,291
0.5
17,013
(1)
MGM Resorts
International
504,265
0.0
3,984
(1)
Mohawk Industries,
Inc.
454,893
0.0
89,825
NIKE, Inc. - Class B
5,702,091
0.2
33,437
(1)
Norwegian Cruise Line
Holdings Ltd.
633,966
0.0
227
(1)
NVR, Inc.
1,644,477
0.1
4,371
(1)
O'Reilly Automotive,
Inc.
6,261,807
0.2
2,894
Pool Corp.
921,305
0.0
15,395
PulteGroup, Inc.
1,582,606
0.1
3,033
Ralph Lauren Corp.
669,504
0.0
25,089
Ross Stores, Inc.
3,206,123
0.1
18,828  Royal Caribbean
Cruises Ltd.
3,868,024
0.1
86,377
Starbucks Corp.
8,472,720
0.2
15,742
Tapestry, Inc.
1,108,394
0.0
34,844
Target Corp.
3,636,320
0.1
212,796
(1)
Tesla, Inc.
55,148,211
1.5
85,484
TJX Cos., Inc.
10,411,951
0.3
40,622
Tractor Supply Co.
2,238,272
0.1
3,526
(1)
Ulta Beauty, Inc.
1,292,420
0.0
9,361
Williams-Sonoma, Inc.
1,479,974
0.0
6,812
Wynn Resorts Ltd.
568,802
0.0
21,221
Yum! Brands, Inc.
3,339,337
0.1
378,910,911
10.2
Consumer Staples: 5.7%
128,878
Altria Group, Inc.
7,735,258
0.2
36,389  Archer-Daniels-
Midland Co.
1,747,036
0.0
13,849  Brown-Forman Corp.
- Class B
470,035
0.0
10,150
Bunge Global SA
775,663
0.0
14,962
Campbell Soup Co.
597,283
0.0
18,704  Church & Dwight Co.,
Inc.
2,059,123
0.1
9,368
Clorox Co.
1,379,438
0.0
294,423
Coca-Cola Co.
21,086,575
0.6
61,712
Colgate-Palmolive Co.
5,782,414
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
36,297
Conagra Brands, Inc.
$ 968,041
0.0
11,818  Constellation Brands,
Inc. - Class A
2,168,839
0.1
33,755  Costco Wholesale
Corp.
31,924,804
0.9
17,807  Estee Lauder Cos.,
Inc. - Class A
1,175,262
0.0
41,917
General Mills, Inc.
2,506,218
0.1
11,235
Hershey Co.
1,921,522
0.1
22,127
Hormel Foods Corp.
684,609
0.0
8,092
JM Smucker Co.
958,174
0.0
20,445
Kellogg Co.
1,686,508
0.0
145,794
Kenvue, Inc.
3,496,140
0.1
90,791
Keurig Dr Pepper, Inc.
3,106,868
0.1
25,222
Kimberly-Clark Corp.
3,587,073
0.1
66,335
Kraft Heinz Co.
2,018,574
0.1
50,623
Kroger Co.
3,426,671
0.1
10,847  Lamb Weston
Holdings, Inc.
578,145
0.0
19,202
McCormick & Co., Inc.
1,580,517
0.0
13,093  Molson Coors
Beverage Co. - Class
B
796,971
0.0
98,363  Mondelez International,
Inc. - Class A
6,673,930
0.2
53,246
(1)
Monster Beverage
Corp.
3,115,956
0.1
104,293
PepsiCo, Inc.
15,637,692
0.4
118,236  Philip Morris
International, Inc.
18,767,600
0.5
178,309
Procter & Gamble Co.
30,387,420
0.8
37,202
Sysco Corp.
2,791,638
0.1
21,762  Tyson Foods, Inc.
- Class A
1,388,633
0.0
54,541  Walgreens Boots
Alliance, Inc.
609,223
0.0
329,876
Walmart, Inc.
28,959,814
0.8
212,549,667
5.7
Energy: 3.6%
28,132
APA Corp.
591,335
0.0
75,291
Baker Hughes Co.
3,309,039
0.1
15,992  Chesapeake Energy
Corp.
1,780,229
0.0
127,090
Chevron Corp.
21,260,886
0.6
97,021
ConocoPhillips
10,189,145
0.3
56,001
Coterra Energy, Inc.
1,618,429
0.0
49,953
Devon Energy Corp.
1,868,242
0.1
14,210  Diamondback Energy,
Inc.
2,271,895
0.1
42,770
EOG Resources, Inc.
5,484,825
0.1
45,374
EQT Corp.
2,424,333
0.1
331,014
Exxon Mobil Corp.
39,367,495
1.1
66,012
Halliburton Co.
1,674,724
0.0
21,017
Hess Corp.
3,357,045
0.1
146,999
Kinder Morgan, Inc.
4,193,882
0.1
24,030  Marathon Petroleum
Corp.
3,500,931
0.1
51,375  Occidental Petroleum
Corp.
2,535,870
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
47,180
ONEOK, Inc.
$ 4,681,200
0.1
31,405
Phillips 66
3,877,889
0.1
106,525
Schlumberger NV
4,452,745
0.1
16,582
Targa Resources Corp.
3,324,194
0.1
1,433  Texas Pacific Land
Corp.
1,898,711
0.1
24,074
Valero Energy Corp.
3,179,453
0.1
92,696
Williams Cos., Inc.
5,539,513
0.1
132,382,010
3.6
Financials: 12.0%
37,639
Aflac, Inc.
4,185,080
0.1
20,151
Allstate Corp.
4,172,668
0.1
42,204
American Express Co.
11,354,986
0.3
45,119  American International
Group, Inc.
3,922,646
0.1
7,315  Ameriprise Financial,
Inc.
3,541,265
0.1
16,445
Aon PLC - Class A
6,563,035
0.2
33,991  Apollo Global
Management, Inc.
4,654,728
0.1
28,507  Arch Capital Group
Ltd.
2,741,803
0.1
19,342  Arthur J Gallagher &
Co.
6,677,632
0.2
3,900
Assurant, Inc.
818,025
0.0
503,514
Bank of America Corp.
21,011,639
0.6
54,574  Bank of New York
Mellon Corp.
4,577,121
0.1
139,383
(1)
Berkshire Hathaway,
Inc. - Class B
74,232,598
2.0
11,071
Blackrock, Inc.
10,478,480
0.3
55,658
Blackstone, Inc.
7,779,875
0.2
18,047
Brown & Brown, Inc.
2,245,047
0.1
28,988  Capital One Financial
Corp.
5,197,548
0.1
7,961  Cboe Global Markets,
Inc.
1,801,495
0.1
129,586
Charles Schwab Corp.
10,143,992
0.3
28,338
Chubb Ltd.
8,557,793
0.2
11,893  Cincinnati Financial
Corp.
1,756,834
0.1
142,740
Citigroup, Inc.
10,133,113
0.3
33,241  Citizens Financial
Group, Inc.
1,361,884
0.0
27,403
CME Group, Inc.
7,269,742
0.2
5,301
(1)
Corpay, Inc.
1,848,565
0.1
19,087  Discover Financial
Services
3,258,151
0.1
1,897  Erie Indemnity Co.
- Class A
794,938
0.0
3,268
Everest Re Group Ltd.
1,187,362
0.0
2,892  FactSet Research
Systems, Inc.
1,314,819
0.0
40,279  Fidelity National
Information Services,
Inc.
3,008,036
0.1
50,938
Fifth Third Bancorp
1,996,770
0.1
43,262
(1)
Fiserv, Inc.
9,553,547
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
23,572  Franklin Resources,
Inc.
$ 453,761
0.0
18,829
Global Payments, Inc.
1,843,736
0.1
6,383
Globe Life, Inc.
840,769
0.0
23,728  Goldman Sachs
Group, Inc.
12,962,369
0.4
21,870  Hartford Financial
Services Group, Inc.
2,705,975
0.1
110,548  Huntington
Bancshares, Inc.
1,659,325
0.0
43,692  Intercontinental
Exchange, Inc.
7,536,870
0.2
34,067
Invesco Ltd.
516,796
0.0
212,624  JPMorgan Chase &
Co.
52,156,667
1.4
75,747
KeyCorp
1,211,195
0.0
51,333
KKR & Co., Inc.
5,934,608
0.2
13,435
Loews Corp.
1,234,811
0.0
12,617
M&T Bank Corp.
2,255,289
0.1
2,867  MarketAxess Holdings,
Inc.
620,275
0.0
37,347  Marsh & McLennan
Cos., Inc.
9,113,788
0.2
44,023
MetLife, Inc.
3,534,607
0.1
11,771
Moody's Corp.
5,481,637
0.2
94,095
Morgan Stanley
10,978,064
0.3
5,905
MSCI, Inc.
3,339,278
0.1
31,468
Nasdaq, Inc.
2,387,162
0.1
14,902
Northern Trust Corp.
1,470,082
0.0
30,108  PNC Financial
Services Group, Inc.
5,292,083
0.1
16,002  Principal Financial
Group, Inc.
1,350,089
0.0
44,547
Progressive Corp.
12,607,246
0.3
26,919  Prudential Financial,
Inc.
3,006,314
0.1
14,024  Raymond James
Financial, Inc.
1,948,074
0.1
69,123  Regions Financial
Corp.
1,502,043
0.0
23,953
S&P Global, Inc.
12,170,519
0.3
21,936
State Street Corp.
1,963,930
0.1
29,562
Synchrony Financial
1,565,012
0.0
16,930  T. Rowe Price Group,
Inc.
1,555,359
0.0
17,241
Travelers Cos., Inc.
4,559,555
0.1
100,068
Truist Financial Corp.
4,117,798
0.1
118,627
US Bancorp
5,008,432
0.1
22,832
W.R. Berkley Corp.
1,624,725
0.0
250,097
Wells Fargo & Co.
17,954,464
0.5
7,590  Willis Towers Watson
PLC
2,565,040
0.1
445,168,964
12.0
Health Care: 10.9%
131,893
Abbott Laboratories
17,495,606
0.5
134,243
AbbVie, Inc.
28,126,593
0.8
21,694  Agilent Technologies,
Inc.
2,537,764
0.1
5,336
(1)
Align Technology, Inc.
847,677
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,124  AmerisourceBergen
Corp.
$ 3,649,653
0.1
40,851
Amgen, Inc.
12,727,129
0.3
38,827  Baxter International,
Inc.
1,329,048
0.0
21,835  Becton Dickinson and
Co.
5,001,525
0.1
11,131
(1)
Biogen, Inc.
1,523,166
0.0
12,021
Bio-Techne Corp.
704,791
0.0
112,074
(1)
Boston Scientific Corp.
11,306,025
0.3
154,315  Bristol-Myers Squibb
Co.
9,411,672
0.3
18,370
Cardinal Health, Inc.
2,530,835
0.1
37,710
(1)
Centene Corp.
2,289,374
0.1
3,889
(1)
Charles River
Laboratories
International, Inc.
585,372
0.0
20,820
Cigna Group
6,849,780
0.2
15,177
(1)
Cooper Cos., Inc.
1,280,180
0.0
95,874
CVS Health Corp.
6,495,463
0.2
48,667
Danaher Corp.
9,976,735
0.3
3,346
(1)
DaVita, Inc.
511,838
0.0
29,710
(1)
Dexcom, Inc.
2,028,896
0.1
44,850
(1)
Edwards Lifesciences
Corp.
3,250,728
0.1
17,636
Elevance Health, Inc.
7,670,955
0.2
59,917
Eli Lilly & Co.
49,486,049
1.3
34,774  GE HealthCare
Technologies, Inc.
2,806,610
0.1
94,770
Gilead Sciences, Inc.
10,618,978
0.3
13,597
HCA Healthcare, Inc.
4,698,443
0.1
9,481
(1)
Henry Schein, Inc.
649,354
0.0
17,063
(1)
Hologic, Inc.
1,053,982
0.0
9,174
Humana, Inc.
2,427,440
0.1
6,227
(1)
IDEXX Laboratories,
Inc.
2,615,029
0.1
12,214
(1)
Incyte Corp.
739,558
0.0
5,334
(1)
Insulet Corp.
1,400,762
0.0
27,121
(1)
Intuitive Surgical, Inc.
13,432,218
0.4
12,722
(1)
IQVIA Holdings, Inc.
2,242,889
0.1
183,082
Johnson & Johnson
30,362,319
0.8
6,342
Labcorp Holdings, Inc.
1,476,037
0.0
9,530
McKesson Corp.
6,413,595
0.2
97,509
Medtronic PLC
8,762,159
0.2
192,361
Merck & Co., Inc.
17,266,323
0.5
1,591
(1)
Mettler-Toledo
International, Inc.
1,878,828
0.1
25,751
(1)
Moderna, Inc.
730,041
0.0
4,220
(1)
Molina Healthcare, Inc.
1,390,026
0.0
430,934
Pfizer, Inc.
10,919,868
0.3
8,441
Quest Diagnostics, Inc.
1,428,217
0.0
8,000  Regeneron
Pharmaceuticals, Inc.
5,073,840
0.1
11,168
ResMed, Inc.
2,499,957
0.1
9,255
Revvity, Inc.
979,179
0.0
10,510
(1)
Solventum Corp.
799,180
0.0
7,471
STERIS PLC
1,693,302
0.0
26,115
Stryker Corp.
9,721,309
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
29,086  Thermo Fisher
Scientific, Inc.
$ 14,473,194
0.4
69,981  UnitedHealth Group,
Inc.
36,652,549
1.0
4,465  Universal Health
Services, Inc. - Class B
838,973
0.0
19,527
(1)
Vertex
Pharmaceuticals, Inc.
9,467,080
0.3
90,764
Viatris, Inc.
790,554
0.0
4,515
(1)
Waters Corp.
1,664,094
0.0
5,507  West Pharmaceutical
Services, Inc.
1,232,907
0.0
15,138  Zimmer Biomet
Holdings, Inc.
1,713,319
0.1
34,051
Zoetis, Inc.
5,606,497
0.2
404,135,464
10.9
Industrials: 8.2%
41,284
3M Co.
6,062,968
0.2
8,980
A.O. Smith Corp.
586,933
0.0
6,610
Allegion PLC
862,341
0.0
17,589
AMETEK, Inc.
3,027,770
0.1
30,940  Automatic Data
Processing, Inc.
9,453,098
0.3
5,509
(1)
Axon Enterprise, Inc.
2,897,459
0.1
57,038
(1)
Boeing Co.
9,727,831
0.3
8,751
(1)
Builders FirstSource,
Inc.
1,093,350
0.0
61,409
Carrier Global Corp.
3,893,331
0.1
36,343
Caterpillar, Inc.
11,985,921
0.3
12,091
(1)
Ceridian HCM Holding,
Inc.
705,268
0.0
9,027  CH Robinson
Worldwide, Inc.
924,365
0.0
26,084
Cintas Corp.
5,361,045
0.1
66,675
(1)
Copart, Inc.
3,773,138
0.1
32,047
(1)
CoStar Group, Inc.
2,539,084
0.1
146,642
CSX Corp.
4,315,674
0.1
10,454
Cummins, Inc.
3,276,702
0.1
19,261
Deere & Co.
9,040,150
0.2
48,792
Delta Air Lines, Inc.
2,127,331
0.1
10,435
Dover Corp.
1,833,221
0.1
30,052
Eaton Corp. PLC
8,169,035
0.2
42,881
Emerson Electric Co.
4,701,473
0.1
9,429
Equifax, Inc.
2,296,527
0.1
10,644  Expeditors
International of
Washington, Inc.
1,279,941
0.0
43,604
Fastenal Co.
3,381,490
0.1
16,850
FedEx Corp.
4,107,693
0.1
25,946
Fortive Corp.
1,898,728
0.1
20,980
GE Vernova, Inc.
6,404,774
0.2
4,533
(1)
Generac Holdings, Inc.
574,104
0.0
19,296  General Dynamics
Corp.
5,259,704
0.1
81,616
General Electric Co.
16,335,442
0.4
49,447  Honeywell
International, Inc.
10,470,402
0.3
30,799  Howmet Aerospace,
Inc.
3,995,554
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,081
Hubbell, Inc.
$ 1,350,444
0.0
2,976  Huntington Ingalls
Industries, Inc.
607,223
0.0
5,758
IDEX Corp.
1,042,025
0.0
20,310
Illinois Tool Works, Inc.
5,037,083
0.1
30,636
Ingersoll Rand, Inc.
2,451,799
0.1
9,319
Jacobs Solutions, Inc.
1,126,574
0.0
6,041  JB Hunt Transport
Services, Inc.
893,766
0.0
50,199  Johnson Controls
International PLC
4,021,442
0.1
14,320  L3Harris Technologies,
Inc.
2,997,319
0.1
9,974
Leidos Holdings, Inc.
1,345,892
0.0
2,435  Lennox International,
Inc.
1,365,621
0.0
15,930
Lockheed Martin Corp.
7,116,090
0.2
16,120
Masco Corp.
1,120,985
0.0
4,124
Nordson Corp.
831,893
0.0
17,219
Norfolk Southern Corp.
4,078,320
0.1
10,347  Northrop Grumman
Corp.
5,297,768
0.1
14,287  Old Dominion Freight
Line, Inc.
2,363,784
0.1
30,152
Otis Worldwide Corp.
3,111,686
0.1
39,877
PACCAR, Inc.
3,882,824
0.1
9,792
Parker-Hannifin Corp.
5,952,067
0.2
12,565
Pentair PLC
1,099,186
0.0
11,225
Quanta Services, Inc.
2,853,171
0.1
101,298  Raytheon Technologies
Corp.
13,417,933
0.4
15,436
Republic Services, Inc.
3,737,982
0.1
8,598  Rockwell Automation,
Inc.
2,221,551
0.1
21,357
Rollins, Inc.
1,153,919
0.0
3,984
Snap-on, Inc.
1,342,648
0.0
45,068
Southwest Airlines Co.
1,513,383
0.0
11,723  Stanley Black &
Decker, Inc.
901,264
0.0
13,883
Textron, Inc.
1,003,047
0.0
17,056  Trane Technologies
PLC
5,746,508
0.2
4,265
TransDigm Group, Inc.
5,899,732
0.2
158,854
(1)
Uber Technologies,
Inc.
11,574,102
0.3
45,952
Union Pacific Corp.
10,855,701
0.3
25,009
(1)
United Airlines
Holdings, Inc.
1,726,871
0.1
55,615  United Parcel Service,
Inc. - Class B
6,117,094
0.2
4,966
United Rentals, Inc.
3,112,192
0.1
18,806
Veralto Corp.
1,832,645
0.1
10,738
Verisk Analytics, Inc.
3,195,844
0.1
27,774  Waste Management,
Inc.
6,429,959
0.2
12,992  Westinghouse Air
Brake Technologies
Corp.
2,356,099
0.1
3,370
WW Grainger, Inc.
3,328,987
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
18,474
Xylem, Inc.
$ 2,206,904
0.1
301,983,174
8.2
Information Technology: 31.4%
47,563  Accenture PLC - Class
A
14,841,559
0.4
33,102
(1)
Adobe, Inc.
12,695,610
0.3
123,226
(1)
Advanced Micro
Devices, Inc.
12,660,239
0.3
11,424
(1)
Akamai Technologies,
Inc.
919,632
0.0
92,094  Amphenol Corp.
- Class A
6,040,445
0.2
37,725
Analog Devices, Inc.
7,608,001
0.2
6,650
(1)
ANSYS, Inc.
2,105,124
0.1
1,142,321
Apple, Inc.
253,743,764
6.9
61,800
Applied Materials, Inc.
8,968,416
0.2
78,552
(1)
Arista Networks, Inc.
6,086,209
0.2
16,349
(1)
Autodesk, Inc.
4,280,168
0.1
356,440
Broadcom, Inc.
59,678,749
1.6
8,898  Broadridge Financial
Solutions, Inc.
2,157,409
0.1
20,856
(1)
Cadence Design
Systems, Inc.
5,304,306
0.2
10,134
CDW Corp.
1,624,075
0.1
302,860
Cisco Systems, Inc.
18,689,491
0.5
37,612  Cognizant Technology
Solutions Corp. - Class
A
2,877,318
0.1
58,622
Corning, Inc.
2,683,715
0.1
18,730
(1)
Crowdstrike Holdings,
Inc. - Class A
6,603,823
0.2
23,722  Dell Technologies, Inc.
- Class C
2,162,260
0.1
10,073
(1)
Enphase Energy, Inc.
625,030
0.0
4,313
(1)
EPAM Systems, Inc.
728,207
0.0
4,384
(1)
F5, Inc.
1,167,328
0.0
1,857
(1)
Fair Isaac Corp.
3,424,605
0.1
8,141
(1)
First Solar, Inc.
1,029,267
0.0
48,375
(1)
Fortinet, Inc.
4,656,578
0.1
5,841
(1)
Gartner, Inc.
2,451,701
0.1
41,241
Gen Digital, Inc.
1,094,536
0.0
10,738
(1)
GoDaddy, Inc. - Class
A
1,934,343
0.1
99,875  Hewlett Packard
Enterprise Co.
1,541,071
0.0
71,313
HP, Inc.
1,974,657
0.1
329,265
Intel Corp.
7,477,608
0.2
70,313  International Business
Machines Corp.
17,484,031
0.5
21,286
Intuit, Inc.
13,069,391
0.4
8,329
Jabil, Inc.
1,133,327
0.0
5,543  Jack Henry &
Associates, Inc.
1,012,152
0.0
25,177
Juniper Networks, Inc.
911,156
0.0
13,148
(1)
Keysight Technologies,
Inc.
1,969,176
0.1
10,105
KLA Corp.
6,869,379
0.2
97,613
Lam Research Corp.
7,096,465
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
61,929  Mastercard, Inc.
- Class A
$ 33,944,523
0.9
40,897  Microchip Technology,
Inc.
1,979,824
0.1
84,725  Micron Technology,
Inc.
7,361,755
0.2
565,301
Microsoft Corp.
212,208,342
5.7
3,637  Monolithic Power
Systems, Inc.
2,109,387
0.1
12,708  Motorola Solutions,
Inc.
5,563,689
0.2
15,460
NetApp, Inc.
1,358,006
0.0
1,862,289
NVIDIA Corp.
201,834,882
5.5
19,327  NXP Semiconductors
NV
3,673,290
0.1
32,046
(1)
ON Semiconductor
Corp.
1,303,952
0.0
123,359
Oracle Corp.
17,246,822
0.5
155,874
(1)
Palantir Technologies,
Inc. - Class A
13,155,766
0.4
50,348
(1)
Palo Alto Networks,
Inc.
8,591,383
0.2
24,368
Paychex, Inc.
3,759,495
0.1
3,581
Paycom Software, Inc.
782,377
0.0
75,225
(1)
PayPal Holdings, Inc.
4,908,431
0.1
9,150
(1)
PTC, Inc.
1,417,793
0.0
84,103
Qualcomm, Inc.
12,919,062
0.4
8,154  Roper Technologies,
Inc.
4,807,435
0.1
72,773
Salesforce, Inc.
19,529,362
0.5
16,099  Seagate Technology
Holdings PLC
1,367,610
0.0
15,665
(1)
ServiceNow, Inc.
12,471,533
0.3
12,223  Skyworks Solutions,
Inc.
789,972
0.0
38,294
(1)
Super Micro Computer,
Inc.
1,311,187
0.0
11,755
(1)
Synopsys, Inc.
5,041,132
0.1
22,688
TE Connectivity PLC
3,206,268
0.1
3,544
(1)
Teledyne Technologies,
Inc.
1,763,884
0.1
12,384
Teradyne, Inc.
1,022,918
0.0
69,224
Texas Instruments, Inc.
12,439,553
0.3
18,691
(1)
Trimble, Inc.
1,227,064
0.0
3,255
(1)
Tyler Technologies,
Inc.
1,892,424
0.1
6,187
(1)
VeriSign, Inc.
1,570,694
0.0
131,049
Visa, Inc. - Class A
45,927,433
1.2
26,450
(1)
Western Digital Corp.
1,069,374
0.0
16,273
(1)
Workday, Inc. - Class A
3,800,234
0.1
3,907
(1)
Zebra Technologies
Corp. - Class A
1,103,962
0.0
1,163,841,139
31.4
Materials: 2.0%
16,918  Air Products and
Chemicals, Inc.
4,989,457
0.1
8,941
Albemarle Corp.
643,931
0.0
109,908
Amcor PLC
1,066,108
0.0
6,110
Avery Dennison Corp.
1,087,397
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
22,693
Ball Corp.
$ 1,181,624
0.0
13,233  CF Industries
Holdings, Inc.
1,034,159
0.0
52,132
Corteva, Inc.
3,280,667
0.1
53,521
Dow, Inc.
1,868,953
0.1
31,790  DuPont de Nemours,
Inc.
2,374,077
0.1
8,758
Eastman Chemical Co.
771,667
0.0
19,164
Ecolab, Inc.
4,858,457
0.1
109,279  Freeport-McMoRan,
Inc.
4,137,303
0.1
19,443  International Flavors &
Fragrances, Inc.
1,508,971
0.0
40,094
International Paper Co.
2,139,015
0.1
36,208
Linde PLC US
16,859,893
0.5
19,710  LyondellBasell
Industries NV - Class A
1,387,584
0.0
4,648  Martin Marietta
Materials, Inc.
2,222,348
0.1
24,155
Mosaic Co.
652,426
0.0
86,571
Newmont Corp.
4,179,648
0.1
17,856
Nucor Corp.
2,148,791
0.1
6,781  Packaging Corp. of
America
1,342,774
0.0
17,642
PPG Industries, Inc.
1,929,153
0.1
17,619
Sherwin-Williams Co.
6,152,379
0.2
37,597
Smurfit WestRock PLC
1,694,121
0.1
10,767
Steel Dynamics, Inc.
1,346,736
0.0
10,042
Vulcan Materials Co.
2,342,799
0.1
73,200,438
2.0
Real Estate: 2.1%
11,715  Alexandria Real Estate
Equities, Inc.
1,083,755
0.0
35,534
American Tower Corp.
7,732,198
0.2
10,803  AvalonBay
Communities, Inc.
2,318,540
0.1
11,066
Boston Properties, Inc.
743,525
0.0
8,112
Camden Property Trust
992,098
0.0
22,477
(1)
CBRE Group, Inc.
- Class A
2,939,542
0.1
33,048
Crown Castle, Inc.
3,444,593
0.1
24,063  Digital Realty Trust,
Inc.
3,447,987
0.1
7,401
Equinix, Inc.
6,034,405
0.2
25,986
Equity Residential
1,860,078
0.1
4,887  Essex Property Trust,
Inc.
1,498,208
0.0
16,120  Extra Space Storage,
Inc.
2,393,659
0.1
5,864  Federal Realty
Investment Trust
573,616
0.0
53,197  Healthpeak Properties,
Inc.
1,075,643
0.0
53,156  Host Hotels & Resorts,
Inc.
755,347
0.0
43,323
Invitation Homes, Inc.
1,509,807
0.0
22,337
Iron Mountain, Inc.
1,921,875
0.1
51,671
Kimco Realty Corp.
1,097,492
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
8,890  Mid-America
Apartment
Communities, Inc.
$ 1,489,786
0.0
70,481
Prologis, Inc.
7,879,071
0.2
11,984
Public Storage
3,586,691
0.1
66,554
Realty Income Corp.
3,860,798
0.1
12,412  Regency Centers
Corp.
915,509
0.0
8,176  SBA Communications
Corp.
1,798,802
0.1
23,322  Simon Property Group,
Inc.
3,873,318
0.1
22,895
UDR, Inc.
1,034,167
0.0
33,241
Ventas, Inc.
2,285,651
0.1
80,162
VICI Properties, Inc.
2,614,884
0.1
46,329
Welltower, Inc.
7,098,066
0.2
55,175
Weyerhaeuser Co.
1,615,524
0.0
79,474,635
2.1
Utilities: 2.5%
54,069
AES Corp.
671,537
0.0
19,513
Alliant Energy Corp.
1,255,661
0.0
20,524
Ameren Corp.
2,060,610
0.1
40,547  American Electric
Power Co., Inc.
4,430,571
0.1
14,820  American Water Works
Co., Inc.
2,186,246
0.1
12,070
Atmos Energy Corp.
1,865,781
0.1
49,559  CenterPoint Energy,
Inc.
1,795,522
0.1
22,721
CMS Energy Corp.
1,706,574
0.0
26,346  Consolidated Edison,
Inc.
2,913,604
0.1
23,789  Constellation Energy
Corp.
4,796,576
0.1
63,877
Dominion Energy, Inc.
3,581,583
0.1
15,759
DTE Energy Co.
2,178,997
0.1
59,009
Duke Energy Corp.
7,197,328
0.2
29,440
Edison International
1,734,605
0.0
32,608
Entergy Corp.
2,787,658
0.1
17,488
Evergy, Inc.
1,205,798
0.0
27,891
Eversource Energy
1,732,310
0.0
76,440
Exelon Corp.
3,522,355
0.1
39,004
FirstEnergy Corp.
1,576,542
0.0
156,375
NextEra Energy, Inc.
11,085,424
0.3
35,736
NiSource, Inc.
1,432,656
0.0
15,404
NRG Energy, Inc.
1,470,466
0.0
166,806
PG&E Corp.
2,865,727
0.1
8,646  Pinnacle West Capital
Corp.
823,531
0.0
56,142
PPL Corp.
2,027,288
0.1
37,886  Public Service
Enterprise Group, Inc.
3,118,018
0.1
48,165
Sempra Energy
3,437,054
0.1
83,319
Southern Co.
7,661,182
0.2
25,872
Vistra Corp.
3,038,408
0.1
24,157  WEC Energy Group,
Inc.
2,632,630
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
43,667
Xcel Energy, Inc.
$ 3,091,187
0.1
91,883,429
2.5
Total Common Stock
(Cost $2,669,447,313)
3,616,132,783
97.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.1%
Mutual Funds: 2.1%
78,677,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $78,677,000) $ 78,677,000 2.1
Total Short-Term
Investments
(Cost $78,677,000)
78,677,000
2.1
Total Investments in
Securities
(Cost $2,748,124,313) $ 3,694,809,783 99.7
Assets in Excess of
Other Liabilities 9,571,908 0.3
Net Assets $ 3,704,381,691 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 3,616,132,783 $ — $ — $ 3,616,132,783
Short-Term Investments 78,677,000 — — 78,677,000
Total Investments, at fair value $ 3,694,809,783 $ — $ — $ 3,694,809,783
Other Financial Instruments+
Futures 29,682 — — 29,682
Total Assets $ 3,694,839,465 $ — $ — $ 3,694,839,465
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series S  Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 308 06/20/25 $ 87,060,050 $ 29,682
$ 87,060,050 $ 29,682
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,065,617,819
Gross Unrealized Depreciation (118,932,349)
Net Unrealized Appreciation $ 946,685,470